GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	6 Months Ended
Jun. 30, 2026
General and Administrative Expense [Abstract]
Schedule of General and Administrative Expenses

General and administrative expenses for the six months ended June 30, 2026 and 2025 consisted of following:

	2026	2025
Employee compensation and benefits	$544,532	$447,571
Travel and communication expenses	44,974	22,730
Rent and utilities	69,426	143,896
Consulting fees	517,352	469,345
Insurance	11,190	10,164
Depreciation and amortization expenses	116,179	82,999
Bank charges	8,000	5,666
Sales tax	108,768	5,300
Entertainment	39,642	26,379
Office and miscellaneous	104,480	48,782
Total	$1,564,543	$1,262,833